Nature of Operations	12 Months Ended
Oct. 31, 2018
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Nature of Operations

NOTE 1:  NATURE OF OPERATIONS

CORPORATE INFORMATION

The Toronto-Dominion Bank is a bank chartered under the Bank Act. The shareholders of a bank are not, as shareholders, liable for any liability, act, or default of the bank except as otherwise provided under the Bank Act. The Toronto-Dominion Bank and its subsidiaries are collectively known as TD Bank Group ("TD" or the "Bank"). The Bank was formed through the amalgamation on February 1, 1955, of The Bank of Toronto (chartered in 1855) and The Dominion Bank (chartered in 1869). The Bank is incorporated and domiciled in Canada with its registered and principal business offices located at 66 Wellington Street West, Toronto, Ontario. TD serves customers in three business segments operating in a number of locations in key financial centres around the globe: Canadian Retail, U.S. Retail, and Wholesale Banking.

BASIS OF PREPARATION

The accompanying Consolidated Financial Statements and accounting principles followed by the Bank have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), including the accounting requirements of the Office of the Superintendent of Financial Institutions Canada (OSFI). The Consolidated Financial Statements are presented in Canadian dollars, unless otherwise indicated.

These Consolidated Financial Statements were prepared using the accounting policies as described in Notes 2 and 4. Certain comparative amounts have been restated/reclassified to conform with the presentation adopted in the current period.

The preparation of the Consolidated Financial Statements requires that management make estimates, assumptions, and judgments regarding the reported amount of assets, liabilities, revenue and expenses, and disclosure of contingent assets and liabilities, as further described in Note 3. Accordingly, actual results may differ from estimated amounts as future confirming events occur.

The accompanying Consolidated Financial Statements of the Bank were approved and authorized for issue by the Bank's Board of Directors, in accordance with a recommendation of the Audit Committee, on November 28, 2018.

Certain disclosures are included in the shaded sections of the "Managing Risk" section of the accompanying 2018 Management's Discussion and Analysis (MD&A), as permitted by IFRS, and form an integral part of the Consolidated Financial Statements. The Consolidated Financial Statements were prepared under a historical cost basis, except for certain items carried at fair value as discussed in Note 2.